CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 770,027	$ 7,173,747
General and administrative	4,964,289	5,721,197
Total operating expenses	5,734,316	12,894,944
Loss before other income (expense)	(5,734,316)	(12,894,944)
Interest income	158,539	352,251
Net loss	(5,575,777)	(12,542,693)
Loss attributable to common stockholders	$ (5,575,777)	$ (12,542,693)
Loss per common share, basic (in dollars per share)	$ (5.79)	$ (30.74)
Loss per common share, diluted (in dollars per share)	(5.79)	(30.74)
Total net loss per share (in dollars per share)	$ (5.79)	$ (30.74)
Weighted average number of shares outstanding, basic (in shares)	962,210	408,078
Weighted average number of shares outstanding, diluted (in shares)	962,210	408,078